Earnings per share (Details 1) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Basic
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	$ 195,182	$ (40,607)	$ 312,051
Weighted average number of common shares outstanding	747	742	748
Basic earnings per share	$ 261.29	$ (54.73)	$ 417.18